Wells, Pipelines, Properties, Plant and Equipment, Net - Additional Information (EECs) (Details)	12 Months Ended
Dec. 31, 2025
BHP Billiton | Trión
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	40.00%
Block 29 Cuenca del Sureste | Exploration and Extraction (formerly Pemex Exploration and Production) | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	100.00%
Ek Balam Block | Exploration and Extraction (formerly Pemex Exploration and Production)
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	100.00%
Block 8 Cuenca del Sureste | Exploration and Extraction (formerly Pemex Exploration and Production) | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	100.00%
Block 18 of Tampico Misantla | Exploration and Extraction (formerly Pemex Exploration and Production) | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	100.00%
Block 2 Tampico Misantla | Exploration and Extraction (formerly Pemex Exploration and Production) | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	70.00%
Block 2 Tampico Misantla | Wintershall Dea México | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	30.00%
Block 16 of Tampico Misantla | Exploration and Extraction (formerly Pemex Exploration and Production)
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%
Block 16 of Tampico Misantla | DEUTSCHE Erdoel Mxico S. de R.L. de C.V. | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	60.00%
Block 16 of Tampico Misantla | Wintershall Dea México | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%
Block 17 of Tampico Misantla | Exploration and Extraction (formerly Pemex Exploration and Production) | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%
Block 17 of Tampico Misantla | Wintershall Dea México | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%
Block 32 Cuenca del Sureste | Exploration and Extraction (formerly Pemex Exploration and Production) | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%
Percentage of production area	50.00%
Block 32 Cuenca del Sureste | Wintershall Dea México | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%
Block 33 Cuenca del Sureste | Exploration and Extraction (formerly Pemex Exploration and Production) | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	50.00%
Block 33 Cuenca del Sureste | E&P Mexico, S.A. de C.V. | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	35.00%
Block 33 Cuenca del Sureste | QPI Mexico, S.A. de C.V. | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	15.00%
Block 33 Cuenca del Sureste | Wintershall Dea México | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	50.00%
Block 35 Cuenca del Sureste | Exploration and Extraction (formerly Pemex Exploration and Production) | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	50.00%
Block 35 Cuenca del Sureste | Shell Exploracion y Extraccion de Mxico, S.A. de C.V. | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	50.00%
Santuario El Golpe | Exploration and Extraction (formerly Pemex Exploration and Production) | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	64.00%
Santuario El Golpe | PETROFAC | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	36.00%
Mision Block | Exploration and Extraction (formerly Pemex Exploration and Production) | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	51.00%
Mision Block | Servicios Mltiples de Burgos | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	49.00%
Ébano | Exploration and Extraction (formerly Pemex Exploration and Production) | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	45.00%
Ébano | Servicios Mltiples de Burgos | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	54.99%
Ébano | D&S Petroleum S.A. de C.V. | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area	0.01%
Plegado Perdido Block Five | Exploration and Extraction (formerly Pemex Exploration and Production) | Licenses
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	100.00%
Eighteen, Cordilleras Mexicanas | Exploration and Extraction (formerly Pemex Exploration and Production) | Licenses
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	100.00%
Block 3 | Exploration and Extraction (formerly Pemex Exploration and Production) | Licenses
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contract behalf	33.333%
Block 3 | Chevron | Licenses
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contract behalf	37.50%
Block 3 | Inpex | Licenses
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contract behalf	35.00%
Plegado Perdido Block Two | Shell Exploracion y Extraccion de Mxico, S.A. de C.V.
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	50.00%
Twenty Two Cuenca Salina | Exploration and Extraction (formerly Pemex Exploration and Production)
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	27.50%
Twenty Two Cuenca Salina | Chevron
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	33.3334%
Twenty Two Cuenca Salina | Inpex
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	33.333%
Miquetla | Exploration and Extraction (formerly Pemex Exploration and Production)
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	49.00%
Miquetla | Operadora de Campos DWF, S.A. de C.V.
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area	51.00%